Financial Risk Management and Policies	12 Months Ended
Dec. 31, 2023
Financial Risk Management and Policies [Abstract]
Financial Risk Management and Policies
24	Financial Risk Management and Policies

The main risks arising from the Group's financial instruments are interest rate risk, market risk, credit risk, currency risk and liquidity risk. Management reviews and agrees policies for managing each of these risks which are summarized below.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s Bonds are issued at a fixed rate of interest. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s secured loan with floating interest rates.

The following table demonstrates the sensitivity to a reasonably possible change in 3 months EIBOR, with all other variables held constant:

	Increase/ (decrease) of months EIBOR	Effect on profit for the year

2023	+1%	71,304
	-1%	(71,304)

2022	+1%	87,622
	-1%	(87,622)

Market Risk

The Group’s activities expose it to the financial risks of changes in interest rates and price risk of the warrants. As the warrants are recognised at fair value on the consolidated statement of financial position of the Group, the Group’s exposure to market risks results from the volatility of the warrants price. The Warrants are publicly traded at the NASDAQ Stock Exchange.

At the reporting date, the exposure to derivative warrant liability at fair value listed on the NASDAQ was USD 314,188 (2022: 4,245,780). The Group has determined that an increase/(decrease) of 30% on the NASDAQ could have an impact of approximately USD 94,256 increase/(decrease) on the income and equity attributable to the Group.

Currency Risk

The Group does not have any significant exposure to currency risk as most of its assets and liabilities are denominated in USD or AED (UAE Dirham) and AED is pegged to the USD.

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Group is exposed to credit risk on bank balances and receivables as reflected in the consolidated statement of financial position, with a maximum exposure equal to the carrying amount of these instruments. Credit quality of the customer is assessed as part of contract negotiations. Outstanding trade and other receivables are regularly monitored.

At each reporting date, the Group assesses whether financial assets not carried at fair value through profit or loss are credit impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group's approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities and obligations as and when they fall due without having to face any losses which may adversely effect the Group's financial position and reputation.

The Group manages its liquidity risk in relation to financial liabilities to ensure compliance with all covenants.

The table below summarizes the maturity profile of the Group's financial liabilities at December 31 based on contractual undiscounted payments:

	On demand	Less than 3 months	3 to 12 months	1-5 years	> 5 years	Total

As at December 31, 2023
Borrowings (including accrued interest)	163,606,250	127,882	373,983	1,550,206	Nil	165,658,321
Other payables	130,000,000	Nil	Nil	Nil	Nil	130,000,000
Lease liabilities	Nil	2,760,377	6,118,649	46,895,151	824,315,184	880,089,361
Trade and accounts payables (excluding accrued interest)	Nil	36,733,961	Nil	Nil	Nil	36,733,961
	293,606,250	39,622,220	6,492,632	48,445,357	824,315,184	1,212,481,643

As at December 31, 2022
Borrowings (including accrued interest)	175,103,750	134,152	393,712	1,850,189	201,882	177,683,685
Lease liabilities	Nil	2,506,062	6,249,336	36,808,047	846,079,216	891,642,661
Trade and accounts payables (excluding accrued interest)	Nil	13,427,197	Nil	Nil	Nil	13,427,197
	175,103,750	16,067,411	6,643,048	38,658,236	846,281,098	1,082,753,543

Changes In Liabilities Arising From Financing Activities

Below is the movement of liabilities arising from financing activities of the Group for the years ended December 31:

	As at January 1	Cash inflow	Cash outflow	Interest paid	Others*	As at December 31

2023
Borrowings (including accrued interest)	177,294,288	Nil	(14,396,134)	(15,102,898)	17,606,995	165,402,251
Lease liabilities	90,873,411	Nil	(4,137,362)	Nil	5,255,265	91,991,314

2022
Borrowings (including accrued interest)	182,781,617	3,105,092	(14,926,355)	(16,223,888)	22,557,822	177,294,288
Lease liabilities	89,781,180	Nil	(9,305,777)	Nil	10,398,008	90,873,411

*	The “Others” column mainly represents interest accrued, amortizations and costs associated with the organization of borrowings.

Capital Management

The primary objective of the Group's capital management is to ensure that it maintains healthy capital ratios in order to support its business and maximize shareholder’s value and to meet its loan covenants.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust future distribution policy to shareholders, issue new shares or shareholders’ contributions.

The Group monitors capital using a gearing ratio, which is net debt divided by total capital plus net debt. The Group includes within net debt, the lease liabilities, borrowings, and accrued interest, less restricted bank balances, cash and cash equivalents. Equity includes share capital, statutory reserve, retained earnings / accumulated losses and shareholders’ accounts.

	2023	2022

Borrowings (including accrued interest)	165,402,251	177,294,288
Lease liabilities	91,991,314	90,873,411
Less: restricted bank balances, cash and cash equivalents	(28,414,502)	(16,759,981)
Net debt	228,979,063	251,407,718

Total equity	56,766,497	105,094,692
Total equity and net debt	285,745,560	356,502,410

Gearing ratio	80%	71%

Adjusted Earnings Before Interest, Tax, Depreciation and Amortisation (Adjusted EBITDA)

Management has presented the performance measure adjusted EBITDA because it monitors this performance measure at a consolidated level and it believes that this measure is relevant to an understanding of the Group’s and the Group’s financial performance. Adjusted EBITDA is calculated by adjusting net profit or loss to exclude the impact of taxation, interests, depreciation, amortisation, impairments, expected credit losses, write-offs, changes in fair values, other non-cash, extraordinary and one-off items.

Adjusted EBITDA is not a defined performance measure in IFRS Accounting Standards. The Group’s definition of adjusted EBITDA may not be comparable with similarly titled performance measures and disclosures by other entities.

Reconciliation of adjusted EBITDA to profit or loss

		2023	2022

(Loss) / profit for the year		(48,328,195)	27,229,285

Adjustments for:
Depreciation of property, plant and equipment	7	12,656,056	12,615,658
Interest on borrowings	9	17,606,995	22,177,769
Interest on lease liabilities	9	3,086,680	3,043,214
Changes in fair value of derivative financial instruments	13	3,653,296	(3,840,379)
Asset retirement obligation - accretion expense	9	68,040	65,859
Litigation settlement	18	55,746,035	Nil
Expected credit losses of trade accounts receivables	8	18,202,132	Nil
Write-off of advances to contractor	8, 14	15,006,262	Nil
SEC settlement charges	8	5,000,000	Nil
Write-off of trade accounts receivables	8	927,519	Nil
Change in estimated fair value of derivative warrant liability		(3,931,592)	(7,430,035)
Adjusted EBITDA		79,693,228	53,861,371